Capital Lease and Finance Obligations - UNS Energy (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($) lease	Dec. 31, 2017 CAD lease	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Capital Leased Assets [Line Items]
Reduction of current lease obligation				CAD (47)		CAD (76)
Springerville Common Facilities | UNS Energy
Capital Leased Assets [Line Items]
Total number of capital lease obligations | lease			3	3
Interest expense related to capital lease obligations	CAD 4	CAD 4
Depreciation expense related to assets under capital lease	CAD 8	CAD 7
Springerville Common Facilities | UNS Energy | Capital Leases
Capital Leased Assets [Line Items]
Stated interest rate (percent)			5.08%	5.08%
Springerville Common Facilities | UNS Energy | Interest rate swaps
Capital Leased Assets [Line Items]
Amortized principal balance | $			$ 23		$ 31
Springerville Common Facilities | UNS Energy | Interest rate swaps | Capital Leases | LIBOR
Capital Leased Assets [Line Items]
Variable rate (percent)	1.88%	1.88%
Springerville Common Facilities lease 1 | UNS Energy
Capital Leased Assets [Line Items]
Fixed-price purchase provision | $			$ 38
Capital lease interest purchased			17.80%	17.80%
Fixed purchase price				CAD 49
Total ownership of the assets (percent)			67.80%	67.80%
Reduction of current lease obligation				CAD 46
Springerville Common Facilities, leases expiring 2021 | UNS Energy
Capital Leased Assets [Line Items]
Fixed-price purchase provision | $			$ 68
Number of remaining capital lease obligations | lease			2	2
Springerville Common Facilities, leases expiring 2021 | UNS Energy | Minimum
Capital Leased Assets [Line Items]
Lease renewal term	2 years